Stock-Based Compensation (Summary of Stock-Based Compensation Plan) (Detail) ¥ / shares in Units, ¥ in Millions	12 Months Ended
Mar. 31, 2022 JPY (¥) ¥ / shares shares
Number of shares
Outstanding at beginning of fiscal year | shares	85,700
Exercised during fiscal year | shares	24,200
Outstanding at end of fiscal year | shares	61,500
Weighted-average exercise price
Outstanding at beginning of fiscal year | ¥ / shares	¥ 1
Exercised during fiscal year | ¥ / shares	1
Outstanding at end of fiscal year | ¥ / shares	¥ 1
Weighted-average remaining contractual term
Outstanding at end of fiscal year	11 years 6 months 29 days
Aggregate intrinsic value
Outstanding at end of fiscal year | ¥	¥ 96